Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2019
20. Property, plant and equipment
Property, plant and equipment
	Investmentproperty	Property	Equipment	Leased assets	Right of use assets[a]	Total
	£m	£m	£m	£m	£m	£m
Cost
As at 31 December 2018	9	3,684	2,956	9	-	6,658
Effects of changes in accounting policies (see Note 1)	-	-	-	-	1,748	1,748
As at 1 January 2019	9	3,684	2,956	9	1,748	8,406
Additions	5	377	337	-	95	814
Disposals	-	(73)	(251)	-	(10)	(334)
Exchange and other movements	(1)	(50)	(65)	-	(7)	(123)
As at 31 December 2019	13	3,938	2,977	9	1,826	8,763
Accumulated depreciation and impairment
As at 31 December 2018	-	(1,792)	(2,322)	(9)	-	(4,123)
Effects of changes in accounting policies (see Note 1)	-	-	-	-	(104)	(104)
As at 1 January 2019	-	(1,792)	(2,322)	(9)	(104)	(4,227)
Depreciation charge	-	(178)	(229)	-	(226)	(633)
Impairment	-	(11)	(1)	-	(2)	(14)
Disposals	-	56	205	-	-	261
Exchange and other movements	-	24	41	-	-	65
As at 31 December 2019	-	(1,901)	(2,306)	(9)	(332)	(4,548)
Net book value	13	2,037	671	-	1,494	4,215
Cost
As at 1 January 2018	116	3,493	2,748	9	-	6,366
Additions	9	217	262	-	-	488
Disposals	(115)	(83)	(99)	-	-	(297)
Change in fair value of investment properties	(3)	-	-	-	-	(3)
Exchange and other movements	2	57	45	-	-	104
As at 31 December 2018	9	3,684	2,956	9	-	6,658
Accumulated depreciation and impairment
As at 1 January 2018	-	(1,668)	(2,117)	(9)	-	(3,794)
Depreciation charge	-	(166)	(252)	-	-	(418)
Impairment	-	(3)	-	-	-	(3)
Disposals	-	73	79	-	-	152
Exchange and other movements	-	(28)	(32)	-	-	(60)
As at 31 December 2018	-	(1,792)	(2,322)	(9)	-	(4,123)
Net book value	9	1,892	634	-	-	2,535